Label	Element	Value
FRANKLIN STRATEGIC INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FRANKLIN STRATEGIC INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To earn a high level of current income. A secondary goal is capital appreciation over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 50 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 86 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52.98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.98%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other  mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 65% of its assets in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities, corporate loans (and loan participations), and mortgage-backed securities and other asset-backed securities. The Fund shifts its investments among various classes of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security.

The Fund may invest up to 100% of its assets in high yield, lower-quality debt securities (also known as "junk bonds"). The below-investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody's Investors Service (Moody's) or CCC by S&P Global Ratings (S&P) or are unrated securities the Fund's investment manager determines are of comparable quality.

The Fund may invest a portion of its assets in marketplace loans to consumers and small and mid-sized enterprises or companies (SMEs), which may include loans for individual leases, that may be originated through online lending platforms.

The Fund may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments, or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury. Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. These securities may be fixed-rate or adjustable-rate mortgage-backed securities (ARMS). The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the "to-be-announced" (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and standards. The Fund may also invest a small portion of its assets directly in mortgage loans.

For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative instruments, including currency and cross currency forwards, currency swaps, currency and currency index futures contracts, and currency options. The Fund regularly enters into interest rate and credit-related transactions involving derivative instruments, including interest rate, fixed income total return and credit default swaps and interest rate and/ or bond futures contracts. The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks. These derivative instruments may also be used for hedging purposes, to enhance Fund returns or to obtain exposure to various market sectors.

The Fund may invest a significant portion of its assets in complex fixed income securities, such as collateralized debt obligations (“CDOs”), which are generally a type of asset-backed securities.

The Fund uses an active asset allocation strategy to try to achieve its investment goals. The investment manager uses a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 65% of its assets in U.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Variable Rate Securities   Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans. In 2017, the U.K. Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. Although many LIBOR rates were phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition to an alternative rate. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The ultimate impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund's portfolio and markets generally remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had.

Sovereign Debt Securities   Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign investments generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Emerging Market Countries The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Floating Rate Corporate Investments   Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy. In addition, a secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value upon the sale of a corporate loan. A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.

Mortgage Securities and Asset-Backed Securities Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise. Mortgage securities purchased on a delayed delivery or forward commitment basis through the TBA (to-be-announced) market are subject to the risk that the actual securities received by the Fund may be less favorable than anticipated, or that a counterparty will fail to deliver the security.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Inflation The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Collateralized Debt Obligations (CDOs)   The risks of an investment in a CDO, a type of asset backed security, and which includes CLOs, depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests and may be affected by the performance of a CDO's collateral manager. CDOs may be deemed to be illiquid and subject to the Fund’s restrictions on investments in illiquid investments. In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment.

Marketplace Loans Marketplace loans are subject to the risks associated with debt investments generally, including but not limited to, interest rate, credit, liquidity, high yield debt, market and income risks. Marketplace loans generally are not rated by rating agencies, are often unsecured, and are highly risky and speculative investments. Lenders and investors, such as the Fund, assume all of the credit risk on the loans they fund or purchase and there are no assurances that payments due on underlying loans will be made. In addition, investments in marketplace loans may be adversely affected if the platform operator or a third-party service provider becomes unable or unwilling to fulfill its obligations in servicing the loans. Moreover, the Fund may have limited information about the underlying marketplace loans and information provided to the platform regarding the loans and the borrowers’ credit information may be incomplete, inaccurate or outdated. It also may be difficult for the Fund to sell an investment in a marketplace loan before maturity at the price at which the Fund believes the loan should be valued because these loans typically are considered by the Fund to be illiquid securities.

Currency Management Strategies   Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The Lipper Multi-Sector Income Funds Classification Average in the table shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2020, Q2	7.40%
Worst Quarter:	2020, Q1	-9.59%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2021
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The figures in the average annual total returns table above reflect the Class A shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A shares in the average annual total returns table would be lower for periods prior to March 1, 2019.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

FRANKLIN STRATEGIC INCOME FUND | Bloomberg US Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US Aggregate Index (index reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	2.90%
FRANKLIN STRATEGIC INCOME FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.94%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.88%	[2],[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
1 Year	rr_ExpenseExampleYear01	$ 461
3 Years	rr_ExpenseExampleYear03	657
5 Years	rr_ExpenseExampleYear05	869
10 Years	rr_ExpenseExampleYear10	$ 1,480
Annual Return 2012	rr_AnnualReturn2012	12.35%
Annual Return 2013	rr_AnnualReturn2013	3.20%
Annual Return 2014	rr_AnnualReturn2014	1.67%
Annual Return 2015	rr_AnnualReturn2015	(4.26%)
Annual Return 2016	rr_AnnualReturn2016	7.98%
Annual Return 2017	rr_AnnualReturn2017	4.50%
Annual Return 2018	rr_AnnualReturn2018	(1.88%)
Annual Return 2019	rr_AnnualReturn2019	8.16%
Annual Return 2020	rr_AnnualReturn2020	3.48%
Annual Return 2021	rr_AnnualReturn2021	2.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2022, the Fund’s year-to-date return was -11.42%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.42%)
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.40%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.59%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.69%)
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	3.24%
FRANKLIN STRATEGIC INCOME FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(3.12%)
5 Years	rr_AverageAnnualReturnYear05	0.89%
10 Years	rr_AverageAnnualReturnYear10	1.47%
FRANKLIN STRATEGIC INCOME FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	(1.01%)
5 Years	rr_AverageAnnualReturnYear05	1.18%
10 Years	rr_AverageAnnualReturnYear10	1.71%
FRANKLIN STRATEGIC INCOME FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.34%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.28%	[2],[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
1 Year	rr_ExpenseExampleYear01	$ 230
3 Years	rr_ExpenseExampleYear03	419
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,498
1 Year	rr_ExpenseExampleNoRedemptionYear01	130
3 Years	rr_ExpenseExampleNoRedemptionYear03	419
5 Years	rr_ExpenseExampleNoRedemptionYear05	729
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,498
1 Year	rr_AverageAnnualReturnYear01	0.70%
5 Years	rr_AverageAnnualReturnYear05	2.82%
10 Years	rr_AverageAnnualReturnYear10	3.21%
FRANKLIN STRATEGIC INCOME FUND | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.19%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.13%	[2],[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
1 Year	rr_ExpenseExampleYear01	$ 115
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	$ 1,439
1 Year	rr_AverageAnnualReturnYear01	1.88%
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	3.37%
FRANKLIN STRATEGIC INCOME FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.59%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.52%	[2],[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	182
5 Years	rr_ExpenseExampleYear05	323
10 Years	rr_ExpenseExampleYear10	$ 732
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%	[5]
FRANKLIN STRATEGIC INCOME FUND | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.69%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.63%	[2],[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
1 Year	rr_ExpenseExampleYear01	$ 64
3 Years	rr_ExpenseExampleYear03	215
5 Years	rr_ExpenseExampleYear05	378
10 Years	rr_ExpenseExampleYear10	$ 853
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	3.88%

[1]

There is a 1% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investment of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

[2]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights (a) because such ratio reflects the operating expenses of the Fund and does not include acquired fund fees and expenses and (b) due to rounding.
[3]	The investment manager has contractually agreed in advance to reduce its fee for at least one year following the date of this prospectus as a result of the Fund's investment in one or more Franklin Templeton affiliated funds (acquired fund), including a Franklin Templeton money fund. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.
[4]	The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until August 31, 2023. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without the approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on the Fund’s fees and expenses (which would result in lower fees for shareholders).
[5]	Since inception January 5, 2013.